Note 8 - Leases (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Lease, Cost [Table Text Block]
	Year ended December 31,
	2024	2023

Operating lease cost	$117,267	$107,323
Finance lease cost
Amortization of right-of-use assets	3,249	1,169
Interest on lease liabilities	719	173
Variable lease cost	28,339	26,520
Short term lease cost	4,739	4,580

Total lease expense	$154,313	$139,765

Sublease revenues	(6,490)	(6,856)
Total lease cost, net of sublease revenues	$147,823	$132,909
	Year ended December 31,
	2024	2023

Right-of-use assets obtained in exchange for new operating lease obligations	$112,737	$134,442
Right-of-use assets obtained in exchange for new finance lease obligations	4,321	4,965

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(112,104)	$(104,570)
Operating cash flows from finance leases	(719)	(173)
Financing cash flows from finance leases	(2,119)	(1,077)
As at December 31,
2024

Weighted average remaining lease term
Operating leases (in years)	6.7
Finance leases (in years)	3.6

Weighted average discount rate
Operating leases	4.3%
Finance leases	8.4%

Lessee, Leases Balance Sheet Infomration [Table Text Block]
	As at December 31,
	2024	2023

Operating leases
Operating lease right-of-use assets	$398,507	$390,565

Operating lease liabilities - current	$(92,950)	$(89,938)
Operating lease liabilities - non-current	(383,921)	(375,454)
Total operating lease liabilities	$(476,871)	$(465,392)

Finance leases
Fixed assets, cost	$16,651	$8,244
Accumulated depreciation	(4,826)	(2,566)
Fixed assets, net	$11,825	$5,678

Long-term debt - current	$(3,686)	$(1,415)
Long-term debt - non-current	(8,546)	(4,295)
Total finance lease liabilities	$(12,232)	$(5,710)

Lessee, Lease, Liability, Maturity [Table Text Block]
	1 year	2 years	3 years	4 years	5 years	Thereafter	Total

Operating leases	$113,386	$92,976	$76,454	$66,546	$55,089	$148,663	$553,114

Present value of operating lease liabilities							476,871
Difference between undiscounted cash flows and discounted cash flows							$76,243

Finance leases	$4,573	$3,969	$3,094	$1,984	$515	$210	$14,345

Present value of finance lease liabilities							12,232
Difference between undiscounted cash flows and discounted cash flows							$2,113